Note 8 - Vessels and Advances, Net (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Carrying Capacity of Vessels at Period End (TEU)	519,530		519,530
Vessels Impairment Loss	$ 0	$ 0
Number of Vessels Provided as Collaterals to Secure Loans	57
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 2,301,599
Four Newbuild Container Vessels [Member]
Number of Vessels Under Construction	4
Carrying Capacity of Vessels at Period End (TEU)	3,100
Six newbuild container vessels [member]
Number of Vessels Under Construction	6		6
Carrying Capacity of Vessels at Period End (TEU)	9,200		3,100
Time Charter Assumed, Amortization Period (Year)			8 years
Second group of six newbuild container vessels [member]
Number of Vessels Under Construction	6
Carrying Capacity of Vessels at Period End (TEU)	9,200
Two 2001-Built, 5,610 TEU Second-Hand Container Vessels [Member]
Number of Vessels Acquired	2
Carrying Capacity of Vessels Acquired (TEU)	5,610
Payments to Acquire Productive Assets	$ 7,200
Polar Brasil [Member]
Carrying Capacity of Vessels at Period End (TEU)			3,800
Maersk Puelo [member]
Carrying Capacity of Vessels at Period End (TEU)			6,541
Deferred Rent Recognized			$ 46,500
Maersk Puelo and Six newbuild container vessels [member]
Payments to Acquire Productive Assets			$ 55,848
Porto Kagio and Porto Germeno [Member]
Asset, Held-for-Sale, Not Part of Disposal Group	$ 45,494